Document and Entity Information	12 Months Ended
Mar. 25, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 31, 2012
Registrant Name	NUVEEN INVESTMENT TRUST II
Central Index Key	0001041673
Amendment Flag	false
Document Creation Date	Jun. 26, 2013
Document Effective Date	Jun. 26, 2013
Prospectus Date	Mar. 25, 2013